Credit from Banks and Others (Credit Facilities) (Details)	12 Months Ended
Dec. 31, 2018
European bank 1 [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	March 2014	[1]
Date of credit facility termination	March 2019	[1]
The amount of the credit facility	USD 35 million Euro 100 million	[1]
Credit facility has been utilized	Euro 40 million	[1]
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.90%. From 33% to 66% use of the credit: Libor/Euribor + 1.15% 66% or more use of the credit: Libor/Euribor + 1.40%	[1]
Loan currency type	USD and Euro loans	[1]
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	[1]
Non-utilization fee	0.32%	[1]
European bank 2 [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	December 2016	[2]
Date of credit facility termination	May 2025	[2]
The amount of the credit facility	USD 100 million	[2]
Credit facility has been utilized	USD 70 million	[2]
Interest rate	Libor + 0.45% + spread	[2]
Loan currency type	USD loans	[2]
Pledges and restrictions	Financial covenants - see Section D and a negative pledge.	[2]
Non-utilization fee	0.30%	[2]
Group of twelve international banks [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	March 2015	[3]
Date of credit facility termination	March 2023	[3]
The amount of the credit facility	USD 1,200 million	[3]
Credit facility has been utilized	USD 200 million	[3]
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%	[3]
Loan currency type	USD and Euro loans	[3]
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	[3]
Non-utilization fee	0.21%	[3]

[1]	After the date of the report, the Company elected not to realize the option of revolving credit facility extension, and to repay the utilized credit facility on the date of its termination.
[2]	In June 2018, the maturity date of the credit facility was extended to 2025. In November 2018, the credit facility was reduced from $136 million to $100 million. As at the date of the report, the Company utilized $70 million of that credit facility.
[3]	In October 2018, the Company entered into an agreement according to which, its commitment under certain revolving credit facility agreements will be reduced by a total aggregate amount of $655 million, to an amount of $1.2 billion.